Operating Segments (Schedule of Segment Reporting Information, by Segment, Virginia Power) (Detail) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Segment Reporting Information [Line Items]
Operating Revenue		$ 3,166	$ 3,059	$ 7,049	$ 6,172
Net income (loss) attributable to Dominion Energy		599	(453)	1,596	258
Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Operating Revenue	[1]	2,251	2,175	4,635	4,342
Net income (loss) attributable to Dominion Energy		332	47	685	404
Dominion Energy Virginia
Segment Reporting Information [Line Items]
Operating Revenue		2,251	2,170	4,635	4,335
Dominion Energy Virginia | Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Operating Revenue		2,251	2,170	4,635	4,335
Net income (loss) attributable to Dominion Energy		392	442	776	958
Corporate and Other
Segment Reporting Information [Line Items]
Operating Revenue		246	117	824	234
Corporate and Other | Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Operating Revenue		0	5	0	7
Net income (loss) attributable to Dominion Energy		$ (60)	$ (395)	$ (91)	$ (554)

[1]	See Note 19 for amounts attributable to affiliates.